FINANCING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2022
Other Income, Nonoperating [Abstract]
FINANCING INCOME (EXPENSES), NET
NOTE 14	-	FINANCING INCOME (EXPENSES), NET

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020

Short-term interest expenses commissions and other	(1,923)	(1,367)	(895)
Gains (loss) in respect of marketable securities and other investments	(3,860)	(2,387)	4,375
Interest expenses in respect of long-term loans	(654)	(883)	(1,299)
Interest income in respect of deposits	995	538	302
Income (expenses) related to taxes positions	35	190	(501)
Exchange rate differences and others, net	(537)	(662)	(1,350)
Income (expenses) in respect of changes in obligation to purchase non-controlling interests (*)	-	(967)	848
	(5,944)	(5,538)	1,480

(*) See Note 1Y